12. BORROWINGS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	R$ 5,681,797	R$ 6,551,764
Borrowings and financing, noncurrent	23,260,944	23,017,953
Transaction costs and issue premiums, current	(28,358)	(24,862)
Transaction costs and issue premiums, noncurrent	(87,309)	(34,011)
Borrowings and financing and transaction costs, current	5,653,439	6,526,902
Borrowings and financing and transaction costs, noncurrent	23,173,635	22,983,942
Foreign Currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	3,687,971	1,566,302
Borrowings and financing, noncurrent	12,550,266	13,214,982
Foreign Currency | Prepayment
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	1,016,737	791,163
Borrowings and financing, noncurrent	3,830,240	4,097,509
Foreign Currency | Perpetual bonds
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	2,490,178
Borrowings and financing, noncurrent	8,613,491
Foreign Currency | Others
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	181,056	251,630
Borrowings and financing, noncurrent	106,535	197,131
Foreign Currency | Advance contract exchange (ACC)
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current		523,509
Borrowings and financing, noncurrent		8,920,342
Local Currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	1,993,826	4,985,462
Borrowings and financing, noncurrent	10,710,678	9,802,972
Local Currency | Prepayment
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	103,376	3,303
Borrowings and financing, noncurrent		100,000
Local Currency | BNDES/FINAME
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	1,890,450	4,982,159
Borrowings and financing, noncurrent	R$ 10,710,678	R$ 9,702,972